united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022_________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

Anchor Risk Managed Credit Strategies Fund
(formerly the Anchor Tactical Credit Strategies Fund)

Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund
(formerly the Anchor Tactical Equity Strategies Fund)

Advisor Class (ATEAX)
Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund
(formerly the Anchor Tactical Global Strategies Fund)

Advisor Class (ATAGX)
Institutional Class (ATGSX)

Anchor Risk Managed Municipal Strategies Fund
(formerly the Anchor Tactical Municipal Strategies Fund)

Advisor Class (ATAMX)
Institutional Class (ATMSX)

Annual Report
August 31, 2020

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.anchorcapitalfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Anchor Risk Managed Credit Strategies Fund
Annual Shareholder Report (Unaudited)

August 31, 2020

It is my pleasure to present the annual report for the Anchor Risk Managed Credit Strategies Fund for the fiscal year ended August 31, 2020. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Fund.

Performance

The events of the past year have been unprecedented. COVID-19 pandemic headlines continue to be in a state of limbo, and global markets are still recovering from the everlasting damage. The record-setting stock market decline and recovery has caught many investors unprepared, raising the level of fear not only for portfolios but also for the health and safety of our families. The Fund performed well in the sell-off by hedging risk and managing the downside volatility throughout the year while participating in the recovery.

The Fund gained 10.32% for the fiscal year ended August 31, 2020, outperforming the HFRX Absolute Return Index1 and the Morningstar Long-Short Credit Category. The HFRX Absolute Return Index returned 2.08%, and the Morningstar Long-Short Credit Category returned 1.88%.

Market and Fund Performance Commentary

Before the late February market crash, the HFRX Absolute Return Index made 10 all-time closing highs over the first 36 days of the year, and few investors were prepared for a correction. As COVID concerns took a grip of corporate markets, many companies were not able to raise the capital needed due the steep increase in corporate bond spreads. The Fund’s short term risk models signaled to lighten exposure and as a result, mitigated much of the downside volatility and drawdown versus its benchmark. The Fund’s daily max drawdown was -3.56% for Q1 2020 vs -9.47% for the HFRX Absolute Return Index during this period.

As the damage from COVID-19 spread throughout the economy and became more realized towards the end of Q1 2020, the Federal Reserve stepped in with the most substantial accommodative monetary policy since the Great Recession- introducing new bond-buying facilities to expand their purchasing capabilities into the High Yield Credit market. By doing so, the Fed was able to provide the much needed liquidity to the capital markets to lessen the damage produced by the shutdown of the economy. Coupled with stimulus checks, enhanced unemployment insurance and historically low interest rates, the market was able to find its grounding and had a record-setting

8010-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

recovery. The Fund’s short term risk models became alleviated and the Fund participated in the ensuing rally.

Market Outlook

As we enter the last quarter of the year, tail risk and volatility remain elevated despite the sharp recovery in asset prices. An additional stimulus package, race for medical breakthroughs for a vaccine and the slow reopening of the economy create the opportunity for stocks to move higher but are all dependent on the containment of the virus until then. On the other hand, rising tensions geopolitically, social unrest across the nation and the upcoming November elections create uncertainty on the near-term horizon. As stimulus talks stall in the House of Representatives, the recovery of the economy is showing signs of slowing. Capacity constraints still remain in place as the spread of the virus persists. We believe this type of volatility and uncertainty is well-suited for risk managed strategies, and specifically the Fund.

Eric Leake, CMT	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

1	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

8010-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Equity Strategies Fund
Annual Shareholder Report (Unaudited)

August 31, 2020

It is my pleasure to present the annual report for the Anchor Risk Managed Equity Strategies Fund for the fiscal year ended August 31, 2020. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Fund.

Performance

The events of the past year have been unprecedented. COVID-19 pandemic headlines continue to be in a state of limbo, and global markets are still recovering from the everlasting damage caused. Both record-setting stock market decline and rebound has caught many investors unprepared, raising the level of fear and uncertainty on how to navigate these markets. The Fund performed well in the sell-off by hedging risk and managing the downside volatility throughout the year while participating in the recovery.

The Institutional Class gained 22.29% for the fiscal year ended August 31, 2020, outperforming the S&P 500 Total Return Index and significantly outperforming the Morningstar Long-Short Equity Category. The S&P 500 Total Return Index1 returned 21.94%, and the Morningstar Long-Short Equity Category returned 4.63%.

Market and Fund Performance Commentary

Before the late February market crash, the S&P 500 made 13 all-time closing highs over the first 33 days of the year. Equity markets were at all-time highs, and few investors were prepared for a correction. This extreme overbought condition in mid-February triggered our short term volatility models to flash warning signals to reduce long exposure, in attempt to hedge against an inevitable short term correction. Reduced exposure led to the significant fund outperformance over the peer group and helped curb shareholders from the significant market declines of the broad U.S. equity market in Q1 2020. The Fund mitigated nearly 2/3 the risk and volatility of the S&P 500 Index during this period (as measured by its daily maximum drawdown and standard deviation, respectively).

As the economic threat from the virus became more apparent in Q2 2020, global central banks quickly stepped in with monumental stimulus plans to partially offset the damage caused. The market sharply rebounded as the trillions in capital was deployed to various sectors of the market- hitting all- time highs while technically still being in an economic recession. Economic indicators and corporate earnings began to surprise to

8007-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

the upside, adding to the market recovery and belief that the stimulus was efficiently at work.

Market Outlook

As we enter the last quarter of the year, tail risk and volatility remain elevated despite the sharp recovery in asset prices. An additional stimulus package, race for medical breakthroughs for a vaccine and the slow reopening of the economy create the opportunity for stocks to move higher but are all dependent on the containment of the virus until then. On the other hand, rising tensions geopolitically, social unrest across the nation and the upcoming November elections create uncertainty on the near-term horizon. As stimulus talks stall in the House of Representatives, the recovery of the economy is showing signs of slowing. Capacity constraints still remain in place as the spread of the virus persists. We believe type of volatility and uncertainty is well-suited for risk managed strategies, and specifically the Fund.

Eric Leake, CMT	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The S&P 500 TR Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. Standard & Poor’s chooses the members companies for the S&P based on market size, liquidity, and industry group representation. Calculated intraday by S&P based on the price changes and reinvested dividends of the S&P 500 Index.

8007-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Global Strategies Fund
Annual Shareholder Report (Unaudited)

August 31, 2020

It is my pleasure to present the annual report for the Anchor Risk Managed Global Strategies Fund for the fiscal year ended August 31, 2020. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Fund.

Performance

The events of the past year have been unprecedented. COVID-19 pandemic headlines continue to be in a state of limbo, and global markets are still recovering from the everlasting damage caused. Both record-setting stock market decline and rebound has caught many investors unprepared, raising the level of fear and uncertainty on how to navigate these markets. The Fund performed well in the sell-off by hedging risk and managing the downside volatility throughout the year while participating in the recovery.

The Institutional Class gained 8.99% for the fiscal year ended August 31, 2020, underperforming the MSCI All Country World Index1 and outperforming the Morningstar Long-Short Equity Category. The MSCI All Country World Index returned 16.53%, and the Morningstar Long-Short Equity Category returned 4.63%.

Market and Fund Performance Commentary

Before the late February market crash, the MSCI All Country World Index made 8 all-time closing highs over the first 33 days of the year. Equity markets were at all-time highs, and few investors were prepared for a correction. This extreme overbought condition in mid-February triggered our short term volatility models to flash warning signals to reduce long exposure, in attempt to hedge against an inevitable short term correction. Reduced exposure led to the significant fund outperformance over the peer group and helped curb shareholders from the significant market declines of the broad U.S. and International equity markets during Q1 2020. The Fund experienced a daily maximum drawdown of -7.80% vs -33.69% for the MSCI All Country World Index during this period.

As COVID-19 spread throughout the world, international markets slowly began to shut down and isolate themselves from the outside world. Various market sectors and aspects of life came to complete halts including travel, hospitality, movie theatres & production, restaurants/dining, sports, education, etc. This forced global central banks to become more accommodative in monetary policy, with most cutting rates while providing massive stimulus injections to support the turmoil caused to the economy by the shutdowns. As time progressed, the world began to show hope in the containment

8009-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

of the spread while searching for a vaccine in the second quarter. As a result, the economy slowly began reopening to help further stimulate activity. Economic and corporate indicators began to tick up, with the global equity markets recovering the loss in the first quarter and eventually hitting all-time highs.

Market Outlook

As we enter the last quarter of the year, tail risk and volatility remain elevated despite the sharp recovery in asset prices. An additional stimulus package, race for medical breakthroughs for a vaccine and the slow reopening of the economy create the opportunity for stocks to move higher but are all dependent on the containment of the virus until then. On the other hand, rising tensions geopolitically, social unrest across the nation and the upcoming November elections create uncertainty on the near-term horizon. As stimulus talks stall in the House of Representatives, the recovery of the economy is showing signs of slowing. Capacity constraints still remain in place as the spread of the virus persists. We believe this type of volatility and uncertainty is well-suited for risk managed strategies, and specifically the Fund.

Eric Leake, CMT	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The MSCI All Country World Index is a market-capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is comprised of large and mid-capitalization stocks from both developed and emerging markets.

8009-NLD-10/02/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Municipal Strategies Fund
Annual Shareholder Report (Unaudited)

August 31, 2020

It is my pleasure to present the annual report for the Anchor Risk Managed Municipal Strategies Fund for the fiscal year ended August 31, 2020. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Fund.

Performance

The events of the past fiscal year have been unprecedented. COVID-19 pandemic headlines continue to be in a state of limbo, and global markets continue to battle the spread of the virus. The record-setting stock market decline and recovery has caught many investors unprepared, elevating the level of fear and uncertainty throughout the year.

The Institutional Class fell -4.35% for the fiscal year ended August 31, 2020, underperforming the Bloomberg Barclays US Municipal Bond Index1 and the Morningstar Intermediate Term Municipal Bond Category. The Bloomberg Barclays US Municipal Bond Index returned 3.24%, and the Morningstar Intermediate Term Municipal Bond Category returned 2.27%.

Market and Fund Performance Commentary

Despite the heavy selloff in the equity markets to end the first half of the fiscal year, the municipal markets remained relatively unscathed and continued to act as a safe haven during times of uncertainty. The Fund took advantage of the continued flight to safety and search for yield by being positioned in the high yield municipal market for the first six months of the fiscal period. It was not until the end of Q1 2020 where the municipal bond market began its sharp selloff as the uncertainty around COVID- 19 and statewide stay-at-home orders created unforeseeable damage to municipalities, experiencing historic outflows in the sector. The Fund’s high yield exposure led to a larger drawdown and underperformance during this period versus its benchmark.

As the threat of the virus started to slow in the summer and the threat became more realized, the economy began to reopen, and economic activity started to pick up. The fiscal stimulus provided by the Federal Reserve and liquidity supplied directly to the municipal markets via the newly established Municipal Liquidity Facility abated investor fear of municipal defaults. Coupled with historically low interest rates, the municipal markets continued to recover in the second and third quarter of 2020, with investors starting to search for yield again and taking risk in the high yield municipal bond sector.

8025-NLD-10/06/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Market Outlook

As we enter the last quarter of the year, tail risk and volatility remain elevated despite the sharp recovery in asset prices. An additional stimulus package, race for medical breakthroughs for a vaccine and the slow reopening of the economy create the opportunity for asset prices to move higher but are all dependent on the containment of the virus until then. On the other hand, rising tensions geopolitically, social unrest across the nation and the upcoming November elections create uncertainty on the near-term horizon. As stimulus talks stall in the House of Representatives, the recovery of the economy is starting to show signs of slowing. Capacity constraints still remain in place as the spread of the virus persists. This type of volatility and environment is well-suited for risk managed strategies, and specifically the Fund.

Eric Leake, CMT	Garrett Waters
President, Anchor Capital	CEO, Anchor Capital

[1]	The Bloomberg Barclays US Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds

8025-NLD-10/06/2020	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Risk Managed Credit Strategies Fund
Portfolio Review (Unaudited)
August 31, 2020

The Fund’s Institutional Class performance figures for the periods ended August 31, 2020, compared to its benchmark:

	One	Three	Since
	Year	Years	Inception*
Anchor Risk Managed Credit Strategies Fund - Institutional Class	10.32%	2.74%	2.76%
HFRX Absolute Return Index**	2.08%	1.59%	1.70%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 30, 2019 prospectus, the Fund’s Annual Operating Expense Ratio is 4.16%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	81.1%
Mutual Fund	4.6%
Cash & Other Assets Less Liabilities	14.3%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Equity Strategies Fund
Portfolio Review (Unaudited)
August 31, 2020

The Fund’s Institutional Class performance figures for the periods ended August 31, 2020, compared to its benchmark:

	One	Three	Since Inception	Since Inception
	Year	Years	9/6/2016 *	4/30/2020 **
Anchor Risk Managed Equity Strategies Fund - Institutional Class	22.29%	15.06%	14.22%	N/A
Anchor Risk Managed Equity Strategies Fund - Advisor Class	N/A	N/A	N/A	19.15%
S&P 500 Total Return Index***	21.94%	14.52%	14.80%	20.98%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on April 30, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 30, 2019 prospectus and July 8, 2020 prospectus, respectively, the Fund’s Total Annual Operating Expense Ratio is 2.30% for Institutional Class and 2.05% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	66.0%
Cash & Other Assets Less Liabilities	34.0%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
August 31, 2020

The Fund’s Institutional Class performance figures for the periods ended August 31, 2020, compared to its benchmark:

	One	Since Inception	Since Inception
	Year	1/15/2019 *	7/15/2020 **
Anchor Risk Managed Global Strategies Fund - Institutional Class	8.99%	12.25%	N/A
Anchor Risk Managed Global Strategies Fund - Advisor Class	N/A	N/A	1.90%
MSCI All Country World Index ***	16.53%	15.95%	6.57%

*	The Institutional Class commenced operations on January 15, 2019.

**	The Advisor Class commenced operations on July 15, 2020.

***	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 30, 2019 prospectus and July 8, 2020 prospectus, respectively, the Fund’s Total Annual Operating Expense Ratio is 5.02% for Institutional Class and 4.77% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange Traded Funds	75.9%
Cash & Other Assets Less Liabilities	24.1%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Municipal Strategies Fund
Portfolio Review (Unaudited)
August 31, 2020

The Fund’s Institutional Class performance figures for the periods ended August 31, 2020, compared to its benchmark:

	One	Three	Since Inception	Since Inception
	Year	Year	9/6/2016 *	7/15/2020 **
Anchor Risk Managed Municipal Strategies Fund - Institutional Class	(4.35)%	2.41%	1.43%	N/A
Anchor Risk Managed Municipal Strategies Fund - Advisor Class	N/A	N/A	N/A	0.00%
Bloomberg Barclays US Municipal Bond Index***	3.24%	4.09%	3.33%	0.45%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on July 15, 2020.

***	The Bloomberg Barclays US Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2021 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 30, 2019 prospectus and July 8, 2020 prospectus, respectively, the Fund’s Total Annual Operating Expense Ratio is 3.75% for Institutional Class and 3.50% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Closed-End Funds	63.4%
Mutual Fund	23.4%
Cash & Other Assets Less Liabilities	13.2%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Credit Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 81.1%
	DEBT FUNDS - 81.1%
210,000	iShares iBoxx High Yield Corporate Bond ETF	$17,856,300
165,000	SPDR Bloomberg Barclays High Yield Bond ETF	17,448,750
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,151,000)	35,305,050

	MUTUAL FUND - 4.6%
	DEBT FUND - 4.6%
215,812	American Century High Income Fund - Investor Class	1,996,262
	TOTAL MUTUAL FUND (Cost - $2,015,822)

	TOTAL INVESTMENTS (Cost - $37,166,822) - 85.7%	$37,301,312
	CASH & OTHER ASSETS LESS LIABILITIES - 14.3%	6,226,351
	NET ASSETS - 100.0%	$43,527,663

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 66.0%
	EQUITY FUNDS - 66.0%
391,775	Invesco QQQ Trust Series 1	$115,526,612
100,000	SPDR S&P 500 ETF Trust *	34,931,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,516,462)	150,457,612

	TOTAL INVESTMENTS (Cost - $104,516,462) - 66.0%	$150,457,612
	CASH & OTHER ASSETS LESS LIABILITIES - 34.0%	77,652,941
	NET ASSETS - 100.0%	$228,110,553

ETF - Exchange Traded Fund

*	All or a portion of security segregated as collateral for short sales.

FUTURES CONTRACTS

Number of Long			Notional Value at
Contracts	Name	Expiration	August 31, 2020	Unrealized Appreciation
220	Nasdaq 100 E-Mini	September 2020	$53,301,600	$602,628

Number of Short			Notional Value at
Contracts	Name	Expiration	August 31, 2020	Unrealized (Depreciation)
400	S&P 500 E-Mini	September 2020	$69,978,000	$(908,840)

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 75.9%
	EQUITY FUNDS - 75.9%
15,000	Invesco QQQ Trust Series 1 *	$4,423,200
125,000	iShares MSCI EAFE ETF	8,122,500
10,000	SPDR S&P 500 ETF Trust	3,493,100
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,010,866)	16,038,800

	TOTAL INVESTMENTS (Cost - $14,010,866) - 75.9%	$16,038,800
	CASH & OTHER ASSETS LESS LIABILITIES - 24.1%	5,079,560
	NET ASSETS - 100.0%	$21,118,360

*	All or a portion of security segregated as collateral for short sales.

FUTURES CONTRACTS

				Net Unrealized
Number of Long			Notional Value at	Appreciation
Contracts	Name	Expiration	August 31, 2020	(Depreciation)
10	MSCI EAFE	September 2020	$950,050	$(3,321)
10	NASDAQ 100 E-Mini	September 2020	2,422,800	24,129
				$20,808

Number of Short			Notional Value at	Net Unrealized
Contracts	Name	Expiration	August 31, 2020	(Depreciation)
40	S&P 500 E-Mini	September 2020	$6,997,800	$(86,696)

ETF - Exchange Traded Fund

EAFE - Europe, Australia and the Far East

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS
August 31, 2020

Shares		Value
	CLOSED-END FUNDS - 63.4%
	DEBT FUNDS - 63.4%
40,138	BlackRock California Municipal Income Trust	$540,257
67,727	BlackRock MuniHoldings California Quality Fund, Inc.	977,301
56,377	BlackRock MuniYield California Fund, Inc.	793,788
70,600	BlackRock MuniYield California Quality Fund, Inc.	1,037,820
39,355	Invesco California Value Municipal Income Trust	488,789
124,332	Nuveen AMT-Free Municipal Credit Income Fund	1,943,309
141,950	Nuveen AMT-Free Quality Municipal Income Fund	2,010,012
71,659	Nuveen California AMT-Free Quality Municipal Income Fund	1,103,549
132,501	Nuveen California Quality Municipal Income Fund *	1,939,815
98,390	Nuveen Municipal Credit Income Fund	1,462,075
101,467	Nuveen Municipal High Income Opportunity Fund *	1,368,790
135,680	Nuveen Municipal Value Fund, Inc.	1,447,705
143,373	Nuveen Quality Municipal Income Fund	2,067,439
	TOTAL CLOSED-END FUNDS (Cost - $16,917,404)	17,180,649

	MUTUAL FUND - 23.4%
	DEBT FUND - 23.4%
601,470	MainStay MacKay Tax Free Bond Fund - Class I	6,327,467
	TOTAL MUTUAL FUND (Cost - $6,015,130)

	TOTAL INVESTMENTS (Cost - $22,932,534) - 86.8%	$23,508,116
	CASH & OTHER ASSETS LESS LIABILITIES - 13.2%	3,589,970
	NET ASSETS - 100.0%	$27,098,086

*	All or a portion of security segregated as collateral for short sales.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2020

	Anchor Risk Managed	Anchor Risk	Anchor Risk		Anchor Risk Managed
	Credit Strategies	Managed Equity	Managed Global		Municipal Strategies
	Fund	Strategies Fund	Strategies Fund		Fund
ASSETS
Investment securities:
At cost	$37,166,822	$104,516,462	$14,010,866		$22,932,534
At value	$37,301,312	$150,457,612	$16,038,800		$23,508,116
Cash	2,918,768	62,379,591	3,155,818		2,554,436
Deposits with brokers:
Interactive Brokers LLC	2,550,547	14,742,533	1,912,144		1,000,066
Securities sold short - Jefferies LLC	1,000,001	146,695	2,196,601		11,323
Variation margin receivable	—	647,900	28,300		—
Dividends and interest receivable	8,896	4,391	266		78,225
Receivable for Fund shares sold	1,196	217,525	16,831		1,275
Prepaid expenses	12,105	42,819	8,455		18,676
TOTAL ASSETS	43,792,825	228,639,066	23,357,215		27,172,117

LIABILITIES
Payable for Fund shares redeemed	142,652	142,974	30,979		11,978
Payable to related parties	5,879	18,449	4,926		5,543
Investment advisory fees payable	59,462	288,105	11,722		26,634
Distribution (12b-1) fees payable	8,661	42,640	4,375		5,509
Due to broker - Jefferies LLC	8,186	50	—		—
Payable for investments purchased	—	—	2,163,010		—
Accrued expenses and other liabilities	40,322	36,295	23,843		24,367
TOTAL LIABILITIES	265,162	528,513	2,238,855		74,031
NET ASSETS	$43,527,663	$228,110,553	$21,118,360		$27,098,086

Net Assets Consist Of:
Paid in capital	43,615,217	194,971,547	19,655,464		30,016,625
Accumulated earnings (deficits)	(87,554)	33,139,006	1,462,896		(2,918,539)
NET ASSETS	$43,527,663	$228,110,553	$21,118,360		$27,098,086
Institutional Class
Net Assets	$43,527,663	$212,725,911	$21,118,349		$27,098,076
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,154,133	16,133,002	1,875,964		2,692,960
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.48	$13.19	$11.26		$10.06

Advisor Class
Net Assets		$15,384,642	$11		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		1,166,287	1		1
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)		$13.19	$11.26	(a)	$10.06	(a)

(a)	NAV does not recalculate due to rounding.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2020

		Anchor Risk Managed	Anchor Risk	Anchor Risk Managed
	Anchor Risk Managed	Equity Strategies	Managed Global	Municipal Strategies
	Credit Strategies Fund	Fund	Strategies Fund	Fund
INVESTMENT INCOME
Dividends	$1,177,985	$1,326,265	$286,747	$914,067
Interest	16,877	140,299	21,346	7,440
TOTAL INVESTMENT INCOME	1,194,862	1,466,564	308,093	921,507

EXPENSES
Investment advisory fees	483,812	2,525,127	241,830	396,135
Dividend expense on securities sold short	144,486	137,229	—	—
Distribution (12b-1) fees - Institutional Class	75,595	388,137	37,786	61,896
Interest expense on securities sold short	55,335	—	—	—
Administrative services fees	32,738	144,378	19,657	28,042
Registration fees	27,497	46,031	38,489	29,204
Accounting services fees	24,305	45,958	25,099	25,299
Audit fees	14,654	14,354	14,632	14,354
Trustees’ fees and expenses	14,324	14,515	14,535	14,515
Legal fees	11,608	33,916	14,415	8,752
Custodian fees	8,820	27,988	8,371	6,214
Compliance officer fees	8,604	20,725	7,269	6,012
Transfer agent fees	8,296	16,143	8,609	11,510
Printing and postage expenses	5,651	42,554	5,300	6,914
Third party administrative services fees	3,879	5,885	3,415	3,125
Insurance expense	1,498	7,960	886	709
Miscellaneous expense	447	1,900	2,315	2,400
TOTAL EXPENSES	921,549	3,472,800	442,608	615,081
Less: Fees waived by the adviser	(40,107)	—	(101,864)	(57,485)
NET EXPENSES	881,442	3,472,800	340,744	557,596
NET INVESTMENT INCOME (LOSS)	313,420	(2,006,236)	(32,651)	363,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	2,067,290	10,734,352	739,041	(146,125)
Distributions of capital gains from underlying investment companies	—	—	—	14,498
Futures contracts	48,823	(17,063,223)	(1,044,856)	—
Securities sold short	817,571	(1,733,256)	(2,955)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(53,585)	45,414,265	2,021,082	(1,197,332)
Futures contracts	—	(306,212)	(65,888)	—
Securities sold short	—	—	(131,665)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,880,099	37,045,926	1,514,759	(1,328,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,193,519	$35,039,690	$1,482,108	$(965,048)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2020	August 31, 2019	August 31, 2020	August 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$313,420	$(3,420)	$(2,006,236)	$(1,200,936)
Net realized gain (loss) from investments and futures contracts	2,933,684	(233,563)	(8,062,127)	13,769,414
Distributions of capital gains from underlying investment companies	—	—	—	16,470
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(53,585)	(63,974)	45,108,053	(4,232,080)
Net increase (decrease) in net assets resulting from operations	3,193,519	(300,957)	35,039,690	8,352,868

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(545,344)	(29,495)	(14,948,386)	(11,346,512)
Return of capital	(16,249)	(69,686)	—	—
Net decrease in net assets from distributions to shareholders	(561,593)	(99,181)	(14,948,386)	(11,346,512)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	35,845,692	16,538,018	187,309,426	101,121,897
Reinvestment of dividends	555,158	99,104	14,642,216	11,002,191
Payments for shares redeemed	(18,591,088)	(33,236,705)	(132,136,675)	(145,029,547)
Advisor Class *:
Proceeds from shares sold	—	—	13,863,077	—
Payments for shares redeemed	—	—	(20,049)	—
Net increase (decrease) in net assets from shares of beneficial interest	17,809,762	(16,599,583)	83,657,995	(32,905,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,441,688	(16,999,721)	103,749,299	(35,899,103)

NET ASSETS
Beginning of Year	23,085,975	40,085,696	124,361,254	160,260,357
End of Year	$43,527,663	$23,085,975	$228,110,553	$124,361,254

SHARE ACTIVITY
Institutional Class:
Shares sold	3,592,052	1,724,388	15,744,567	8,648,194
Shares reinvested	57,377	10,554	1,277,680	1,031,133
Shares redeemed	(1,874,273)	(3,474,907)	(11,204,445)	(12,574,137)
Net increase (decrease) in shares of beneficial interest outstanding	1,775,156	(1,739,965)	5,817,802	(2,894,810)

Advisor Class *:
Shares sold			1,167,819	—
Shares redeemed			(1,532)	—
Net increase in shares of beneficial interest outstanding			1,166,287	—

*	Advisor Class of the Anchor Risk Managed Equity Strategies Fund commenced operations on April 30, 2020.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed		Anchor Risk Managed
	Global Strategies Fund		Municipal Strategies Fund
	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Year Ended
	August 31, 2020	August 31, 2019*	August 31, 2020	August 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$(32,651)	$(137,399)	$363,911	$319,535
Net realized gain (loss) from investments and futures contracts	(308,770)	911,406	(146,125)	(229,419)
Distributions of capital gains from underlying investment companies	—	—	14,498	27,648
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,823,529	138,517	(1,197,332)	1,809,172
Net increase (decrease) in net assets resulting from operations	1,482,108	912,524	(965,048)	1,926,936

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(942,628)	—	(349,059)	(320,544)
Net decrease in net assets from distributions to shareholders	(942,628)	—	(349,059)	(320,544)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	15,249,353	11,745,262	31,991,911	20,849,614
Reinvestment of dividends	874,981	—	345,659	319,959
Payments for shares redeemed	(5,506,064)	(2,697,187)	(22,350,522)	(26,039,782)
Advisor Class **:
Proceeds from shares sold	11	—	10	—
Net increase (decrease) in net assets from shares of beneficial interest	10,618,281	9,048,075	9,987,058	(4,870,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,157,761	9,960,599	8,672,951	(3,263,817)

NET ASSETS
Beginning of Year/Period	9,960,599	—	18,425,135	21,688,952
End of Year/Period	$21,118,360	$9,960,599	$27,098,086	$18,425,135

SHARE ACTIVITY
Institutional Class:
Shares sold	1,396,445	1,153,342	3,152,628	2,120,631
Shares reinvested	81,698	—	33,682	32,556
Shares redeemed	(502,143)	(253,378)	(2,220,283)	(2,666,116)
Net increase (decrease) in shares of beneficial interest outstanding	976,000	899,964	966,027	(512,929)

Advisor Class **:
Shares sold	1	—	1	—
Net increase in shares of beneficial interest outstanding	1	—	1	—

*	The Fund commenced operations on January 15, 2019.

**	Advisor Class of the Anchor Risk Managed Global Strategies Fund and the Anchor Risk Managed Municipal Strategies Fund commenced operations on July 15, 2020.

See accompanying notes to financial statements.

Anchor Risk Managed Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class **
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017	August 31, 2016*
Net asset value, beginning of year/period	$9.70	$9.73	$10.06	$10.26	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.10	0.00 (7)	(0.05)	0.23	0.07
Net realized and unrealized gain (loss) on investments	0.88	—	(0.11)	(0.01)	0.25
Total from investment operations	0.98	0.00	(0.16)	0.22	0.32
Less distributions:
From net investment income	(0.19)	(0.01)	(0.13)	(0.28)	(0.06)
From net realized gains	—	—	(0.04)	(0.14)	—
From return of capital	(0.01)	(0.02)	—	—	—
Total distributions	(0.20)	(0.03)	(0.17)	(0.42)	(0.06)
Paid-in capital from redemption fees (1)	—	—	0.00 (7)	0.00 (7)	—
Net asset value, end of year/period	$10.48	$9.70	$9.73	$10.06	$10.26
Total return (2)	10.32%	(0.04)%	(1.65)%	2.22%	3.17	% (3)
Net assets, end of year/period (000s)	$43,528	$23,086	$40,086	$90,784	$143,767
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	3.04%	4.02%	3.94%	2.63%	2.86	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(9)	2.91%	3.85%	3.94%	2.63%	2.86	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	1.03%	(0.01)%	(0.49)%	2.23%	0.71	% (4)
Portfolio turnover rate	1,114%	1,816%	1,409%	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.38%	2.42%	2.22%	2.15%	2.21%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%	2.22%	2.15%	2.21%

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the	Year	Year	Period
	Year Ended	Ended	Ended	Ended
	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
Net asset value, beginning of year/period	$12.06	$12.13	$11.05	$10.00
Activity from investment operations:
Net investment loss (1)	(0.15)	(0.09)	(0.14)	(0.13)
Net realized and unrealized gain on investments	2.63	0.84	1.89	1.26
Total from investment operations	2.48	0.75	1.75	1.13
Less distributions:
From net realized gains	(1.35)	(0.82)	(0.67)	(0.09)
Total distributions	(1.35)	(0.82)	(0.67)	(0.09)
Paid-in capital from redemption fees (1)	—	—	0.00 (7)	0.01
Net asset value, end of year/period	$13.19	$12.06	$12.13	$11.05
Total return (2)	22.29%	7.08%	16.33%	11.48	% (3)
Net assets, end of year/period (000s)	$212,726	$124,361	$160,260	$60,366
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(9)	2.20%	2.19%	2.19%	2.40	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.27)%	(0.80)%	(1.25)%	(1.24	)% (4)
Portfolio turnover rate	204%	1,068%	1,091%	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.11%	2.10%	2.10%	2.20%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.11%	2.10%	2.10%	2.20%

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Advisor Class
	Period
	Ended
	August 31, 2020*
Net asset value, beginning of period	$11.07
Activity from investment operations:
Net investment loss (1)	(0.06)
Net realized and unrealized gain on investments	2.18
Total from investment operations	2.12
Net asset value, end of period	$13.19
Total return (2)	19.15	% (3)
Net assets, end of period (000s)	$15,385
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.90	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.90	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.34	)% (4)
Portfolio turnover rate	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	1.90%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	1.90%

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented.

	Institutional Class
	For the	For the
	Year Ended	Period Ended
	August 31, 2020	August 31, 2019*
Net asset value, beginning of year/period	$11.07	$10.00
Activity from investment operations:
Net investment loss (1)	(0.02)	(0.16)
Net realized and unrealized gain on investments	0.98	1.23
Total from investment operations	0.96	1.07
Less distributions:
From net realized gains	(0.77)	—
Total distributions	(0.77)	—
Net asset value, end of year/period	$11.26	$11.07
Total return (2)	8.99%	10.70	% (3)
Net assets, end of year/period (000s)	$21,118	$9,961
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.92%	4.96	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25%	3.60	% (4)
Ratio of net investment loss to average net assets (5)(6)	(0.22)%	(2.45	)% (4)
Portfolio turnover rate	869%	746	% (3)

*	For the period January 15, 2019 (commencement of operations) through August 31, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.92%	3.61%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Advisor Class
	Period
	Ended
	August 31, 2020*
Net asset value, beginning of period	$11.05
Activity from investment operations:
Net investment loss (1)	(0.00	) (9)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.21
Net asset value, end of period	$11.26
Total return (2)	1.90	% (3)
Net assets, end of period	$11	(7)
Ratio of gross expenses to average net assets (5)(8)	2.67	% (4)
Ratio of net expenses to average net assets (5)	2.00	% (4)
Ratio of net investment loss to average net assets (5)(6)	(0.00	)% (4)
Portfolio turnover rate	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the	Year	Year	Period
	Year Ended	Ended	Ended	Ended
	August 31, 2020	August 31, 2019	August 31, 2018	August 31, 2017*
Net asset value, beginning of year/period	$10.67	$9.68	$9.85	$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.15	0.16	0.00	(7)
Net realized and unrealized gain (loss) on investments	(0.61)	1.00	(0.14)	(0.16)
Total from investment operations	(0.46)	1.15	0.02	(0.16)
Less distributions:
From net investment income	(0.15)	(0.16)	(0.19)	0.00	(7)
Total distributions	(0.15)	(0.16)	(0.19)	0.00
Paid-in capital from redemption fees (1)	—	—	0.00 (7)	0.01
Net asset value, end of year/period	$10.06	$10.67	$9.68	$9.85
Total return (2)	(4.35)%	12.02%	0.25%	(1.47	)% (3)
Net assets, end of year/period (000s)	$27,098	$18,425	$21,689	$71,063
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)(10)	2.48%	2.67%	2.26%	2.10	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(9)	2.25%	2.35%	2.25%	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.47%	1.51%	1.64%	0.02	% (4)
Portfolio turnover rate	153%	183%	298%	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense	2.48%	2.57%	2.26%	2.10%

(9)	Ratio of net expenses to average net assets excluding interest expense and dividend expense	2.25%	2.25%	2.25%	2.10%

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Anchor Risk Managed Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Advisor Class
	Period
	Ended
	August 31, 2020*
Net asset value, beginning of period	$10.06
Activity from investment operations:
Net investment income (1)	0.00	(9)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	—
Net asset value, end of period	$10.06
Total return (2)	0.00	% (3)
Net assets end of period	$10	(7)
Ratio of gross expenses to average net assets including interest and dividend expense (5)(8)	2.23	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)	2.00	% (4)
Ratio of net investment income to average net assets (5)(6)	0.00	% (4)
Portfolio turnover rate	153	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

1.	ORGANIZATION

The Anchor Risk Managed Credit Strategies Fund (“Credit Fund”) (formerly the Anchor Tactical Credit Strategies Fund), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) (formerly the Anchor Tactical Equity Strategies Fund), Anchor Risk Managed Global Strategies Fund (“Global Fund”) (formerly the Anchor Tactical Global Strategies Fund) and Anchor Risk Managed Municipal Strategies Fund (“Muni Fund”) (formerly the Anchor Tactical Municipal Strategies Fund) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Credit Fund commenced operations on September 29, 2015. The Equity Fund and Muni Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Equity Fund, Global Fund and Muni Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund and Muni Fund commenced operations on July 15, 2020. The Advisor Class of the Credit Fund had not yet commenced operations, as of August 31, 2020. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open- end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non -traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii)

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Credit Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,305,050	$—	$—	$35,305,050
Mutual Fund	1,996,262	—	—	1,996,262
Total	$37,301,312	$—	$—	$37,301,312

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$150,457,612	$—	$—	$150,457,612
Futures Contracts **	602,628	—	—	$602,628
Total	$151,060,240	$—	$—	$151,060,240
Liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts **	$(908,840)	$—	$—	$(908,840)
Total	$(908,840)	$—	$—	$(908,840)

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$16,038,800	$—	$—	$16,038,800
Futures Contracts**	24,129	—	—	$24,129
Total	$16,062,929	$—	$—	$16,062,929
Liabilities *	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(90,017)	$—	$—	$(90,017)
Total	$(90,017)	$—	$—	$(90,017)

Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Funds	$17,180,649	$—	$—	$17,180,649
Mutual Funds	6,327,467	—	—	6,327,467
Total	$23,508,116	$—	$—	$23,508,116

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative appreciation (depreciation) on futures contracts at August 31, 2020.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security, the Funds will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Funds will realize a gain, limited to the price at which the Funds sold the security short. As of August 31, 2020, the Funds had no open short position.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Funds’ Portfolio of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of August 31, 2020 as disclosed in each Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended August 31, 2020, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Statements of
	Statements of		Operations
	Assets	Statements of	Net Change in
	Unrealized	Liabilities	Unrealized	Statements of
	Appreciation	Unrealized	Appreciation	Operations Realized
	for Futures	(Depreciation) for	(Depreciation) on	Gain (Loss) from Futures
Fund	Contracts *	Futures Contracts *	Futures Contracts #	Contracts #
Credit Fund	$—	$—	$—	$48,823
Equity Fund	602,628	(908,840)	(306,212)	(17,063,223)
Global Fund	24,129	(90,017)	(65,888)	(1,044,856)
Muni Fund	—	—	—	—

#	Such figures can be found on the Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at August 31, 2020.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

Assets:
Gross Amounts Not Offset in the Statement of
Equity Fund					Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
		Gross Amounts of	Statement of	Statement of Assets &	Financial
Description	Counterparty	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Cash Collateral Received	Net Amount
Futures contracts	Interactive Brokers LLC	$602,628	$—	$602,628	$—	$—	$602,628
Total		$602,628	$—	$602,628	$—	$—	$602,628

Gross Amounts Not Offset in the Statement of
Global Fund					Assets & Liabilities

			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of Assets &	Financial
Description	Counterparty	Liabilities	Assets & Liabilities	Liabilities	Instruments	Cash Collateral Received	Net Amount
Futures contracts	Interactive Brokers LLC	$24,129	$—	$24,129	$—	$—	$24,129
Total		$24,129	$—	$24,129	$—	$—	$24,129

Liabilities:
Gross Amounts Not Offset in the
Equity Fund:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
		Gross Amounts of	Statement of	Statement of	Financial	Cash Collateral
Description	Counterparty	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	Interactive Brokers LLC	$(908,840)	$—	$(908,840)	$—	$908,840	$—
Total		$(908,840)	$—	$(908,840)	$—	$908,840	$—

Gross Amounts Not Offset in the
Global Fund:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts
		Gross Amounts of	Offset in the	Presented in the
		Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures contracts	Interactive Broker LLC	$(90,017)	$—	$(90,017)	$—	$90,017	$—
Total		$(90,017)	$—	$(90,017)	$—	$90,017	$—

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared quarterly by the Credit Fund, Equity Fund and Global Fund; and monthly by the Muni Fund. Distributable net realized capital gains, if any, are declared and distributed

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2017 to August 31, 2019, or expected to be taken in the Funds’ August 31, 2020 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of August 31, 2020, the Credit Fund, Equity Fund, Global Fund and Muni Fund held $2,668,768, $62,129,591, $2,905,818 and $2,304,436, respectively, in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $247,440,812 and $ 230,553,579 respectively, for the Credit Fund, $260,695,427 and $272,081,732 respectively, for the Equity Fund, $101,005,556 and $97,272,719 respectively, for the Global Fund and $41,535,794 and $34,343,181, respectively, for the Muni Fund.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year ended August 31, 2020, the Funds incurred advisory fees of $483,812 for the Credit Fund, $2,525,127 for the Equity Fund, $241,830 for the Global Fund and $396,135 for the Muni Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class Shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended August 31, 2020, the Adviser waived fees and reimbursed expenses of $40,107 for Credit Fund, $101,864 for the Global Fund and $57,485 for Muni Fund, which are subject to recapture by the Adviser. As of August 31, 2020, the Adviser has waived and reimbursed expenses that can be recouped up to three years from the date incurred as summarized below:

	Expires August	Expires August	Expires August
	31, 2021	31, 2022	31, 2023
Credit Fund	$—	$52,828	$40,107
Global Fund	—	76,235	101,864
Muni Fund	6,605	69,495	57,485

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the year ended August 31, 2020, $75,595, $388,137, $37,786, and $61,896 was incurred under the Plan for the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended August 31, 2020, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at August 31, 2020 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Credit Fund	$37,348,417	$154,050	$(201,155)	$(47,105)
Equity Fund	109,647,217	45,941,150	(5,130,755)	40,810,395
Global Fund	14,693,874	2,027,934	(683,008)	1,344,926
Muni Fund	22,932,534	735,072	(159,490)	575,582

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2020 and August 31, 2019 was as follows:

For the year ended August 31, 2020:

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$545,344	$—	$—	$16,249	$561,593
Equity Fund	13,921,177	1,027,209		—	14,948,386
Global Fund	942,628	—	—	—	942,628
Muni Fund	—	—	349,059	—	349,059

For the year ended August 31, 2019:

	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Credit Fund	$29,495	$—	$—	$69,686	$99,181
Equity Fund	10,832,958	513,554	—	—	11,346,512
Global Fund	—	—	—	—	—
Muni Fund	22,535	—	298,009	—	320,544

As of August 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Credit Fund	$—	$—	$—	$—	$(40,449)	$(47,105)	$(87,554)
Equity Fund	—	—	(7,671,389)	—	—	40,810,395	33,139,006
Global Fund	347,207	—	(76,547)	—	(152,690)	1,344,926	1,462,896
Muni Fund	34,404	—	(131,627)	(3,396,898)	—	575,582	(2,918,539)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Credit Fund	$—
Equity Fund	1,755,317
Global Fund	76,547
Muni Fund	—

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Credit Fund	$—
Equity Fund	5,916,072
Global Fund	—
Muni Fund	131,627

At August 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

				Capital Loss
				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Credit Fund	$—	$—	$—	$1,566,382
Equity Fund	—	—	—	—
Global Fund	—	—	—	—
Muni Fund	3,396,898	—	3,396,898	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the year ended August 31, 2020 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Credit Fund	$(60,655)	$60,655
Equity Fund	—	—
Global Fund	—	—
Muni Fund	—	—

8.	LINE OF CREDIT

The Funds may borrow to meet repurchase requests. The Funds are required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The Funds have entered into a line of credit (“LOC”) agreement with MUFG Union Bank, N.A., which permits the Funds to borrow at a rate, per annum, equal to 3.25%. During the year ended August 31, 2020, the Funds did not utilize the line of credit. The amount of the commitment is $10,000,000. The LOC expires on October 18, 2020.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2020

investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Credit Fund	iShares iBoxx High Yield Corporate Bond ETF	41.0%
	SPDR Bloomberg Barclays High Yield Bond ETF	40.1%
Equity Fund	Invesco QQQ Trust Series 1	50.7%
Global Fund	iShares MSCI EAFE ETF	38.5%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to a Fund’s direct fees and expenses.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2020, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 82%, 61%, 71% and 56% of the voting securities for the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund, respectively and Charles Schwab and Co., Inc. held 29% of the Muni Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Advisor Class of the Credit Fund commenced operations on September 11, 2020.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Anchor Risk Managed Credit Strategies Fund, Anchor Risk Managed Equity Strategies Fund, Anchor Risk Managed Global Strategies Fund, and Anchor Risk Managed Municipal Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Anchor Risk Managed Credit Strategies Fund (formerly, Anchor Tactical Credit Strategies Fund), Anchor Risk Managed Equity Strategies Fund (formerly, Anchor Tactical Equity Strategies Fund), Anchor Risk Managed Global Strategies Fund (formerly, Anchor Tactical Global Strategies Fund), and Anchor Risk Managed Municipal Strategies Fund (formerly, Anchor Tactical Municipal Strategies Fund), each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of August 31, 2020, and the related statements of operations for the year, then ended and the statements of changes in net assets and financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Changes in Net Assets and Financial Highlights Presented
Anchor Risk Managed Credit Strategies Fund	The statements of changes in net assets for each of the years in the two-year period ended August 31, 2020 and the financial highlights for each of the years in the four-year period ended August 31, 2020 and for the period from September 29, 2015 (commencement of operations) through August 31, 2016
Anchor Risk Managed Equity Strategies Fund

The statements of changes in net assets for each of the years in the two-year period ended August 31, 2020

Institutional Class financial highlights for each of the years in the three-year period ended August 31, 2020 and for the period from September 6, 2016 (commencement of operations) through August 31, 2017

Advisor Class financial highlights for the period from April 30, 2020 (commencement of operations) through August 31, 2020

Anchor Risk Managed Global Strategies Fund

The statements of changes in net assets for the year ended August 31, 2020 and for the period from January 15, 2019 (commencement of operations) through August 31, 2019

Institutional Class financial highlights for the year ended August 31, 2020 and for the period from January 15, 2019 (commencement of operations) through August 31, 2019

Advisor Class financial highlights for the period from July 15, 2020 (commencement of operations) through August 31, 2020

Anchor Risk Managed Municipal Strategies Fund

The statements of changes in net assets for each of the years in the two-year period ended August 31, 2020

Institutional Class financial highlights for each of the years in the three-year period ended August 31, 2020 and for the period from September 6, 2016 (commencement of operations) through August 31, 2017

Advisor Class financial highlights for the period from July 15, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

October 27, 2020

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2020

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

8/31/20 – NLFT IV_v1

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2020

Officers

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2020, the Trust was comprised of 16 other active portfolios managed by unaffiliated investment advisers. The Term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-594-1226.

8/31/20 – NLFT IV_v1

Anchor Funds
EXPENSE EXAMPLES (Unaudited)
August 31, 2020

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	3/1/20	8/31/20	Ratio	3/1/20 – 8/31/20
Actual
Anchor Risk Managed Credit Strategies Fund- Institutional Class *	$1,000.00	$1,097.40	2.84%	$14.96
Anchor Risk Managed Equity Strategies Fund- Advisor Class **	$1,000.00	$1,191.50	1.90%	$7.00
Anchor Risk Managed Equity Strategies Fund- Institutional Class *	$1,000.00	$1,118.70	2.11%	$11.23
Anchor Risk Managed Global Strategies Fund- Advisor Class ***	$1,000.00	$1,019.00	2.00%	$2.59
Anchor Risk Managed Global Strategies Fund- Institutional Class *	$1,000.00	$1,045.50	2.25%	$11.57
Anchor Risk Managed Municipal Strategies Fund- Advisor Class ***	$1,000.00	$1,000.00	2.00%	$2.57
Anchor Risk Managed Municipal Strategies Fund- Institutional Class *	$1,000.00	$945.50	2.25%	$11.01

Anchor Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
August 31, 2020

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	3/1/20	8/31/20	Ratio	3/1/20 – 8/31/20
Hypothetical
(5% return before expenses )
Anchor Risk Managed Credit Strategies Fund- Institutional Class *	$1,000.00	$1,010.87	2.84%	$14.35
Anchor Risk Managed Equity Strategies Fund- Advisor Class **	$1,000.00	$1,010.42	1.90%	$6.42
Anchor Risk Managed Equity Strategies Fund- Institutional Class *	$1,000.00	$1,014.54	2.11%	$10.68
Anchor Risk Managed Global Strategies Fund- Advisor Class ***	$1,000.00	$1,003.85	2.00%	$2.57
Anchor Risk Managed Global Strategies Fund- Institutional Class *	$1,000.00	$1,013.80	2.25%	$11.39
Anchor Risk Managed Municipal Strategies Fund- Advisor Class ***	$1,000.00	$1,003.85	2.00%	$2.57
Anchor Risk Managed Municipal Strategies Fund- Institutional Class *	$1,000.00	$1,013.82	2.25%	$11.39

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (123) divided by the number of days in the fiscal year (366).

***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (47) divided by the number of days in the fiscal year (366).

Renewal of the Investment Advisory Agreement with Anchor Capital Management Group, Inc. (“ACMG”) and the Trust, with respect to the Anchor Funds

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on August 4, 2020, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “ACMG Advisory Agreement”) between Anchor Capital Management Group, Inc. (“ACMG”) and the Trust, with respect to Anchor Risk Managed Credit Strategies Fund (“ARMC”), Anchor Risk Managed Equity Strategies Fund (“ARME”), Anchor Risk Managed Global Strategies (“ARMG”) and Anchor Risk Managed Municipal Strategies Fund (“ARMM”) (collectively, the “Funds”). In considering the renewal of the ACMG Advisory Agreement, the Trustees received materials specifically relating to the ACMG Advisory Agreement.

The Trustees then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the ACMG advisory agreement. The Trustees relied upon the advice of independent legal counsel, its own business judgment and factors that evolved from a number of advisory fee court cases when evaluating the ACMG Advisory Agreement and the weight to be given to each such factor. There was a discussion about how certain entries in ACMG’s financial statements including how allocations of compensation to ACMG executives should be viewed when looking at an advisory firm’s expenses. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the ACMG Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by ACMG related to the proposed renewal of the ACMG Advisory Agreement with respect to each of the Funds, including a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process and noted no changes to the key personnel. The Trustees discussed the extent of the research capabilities, the quality of ACMG’s compliance infrastructure and the experience of its investment advisory personnel. The Trustees noted that ACMG was an experienced investment adviser with seasoned senior management and that the performance of the Funds supported the quality and experience of the staff. The Trustees reviewed the information provided on the practices for monitoring compliance with Funds’ investment limitations and discussed ACMG’s compliance program with the Chief Compliance Officer of the Trust. The Trustees then reviewed the capitalization of ACMG based on financial information provided by and representations made by ACMG and concluded that ACMG was sufficiently well-capitalized. The Trustees concluded that ACMG had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the ACMG Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by ACMG to each of the Funds were satisfactory.

Performance.

ARMC. The Trustees discussed the report prepared by Broadridge and reviewed ARMC’s performance as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended April 30, 2020. The Trustees noted that ARMC out-performed its Morningstar category median and peer group for the one year period, ranking first in its peer group and Morningstar category. The Trustees noted for the three year period, ARMC outperformed its Morningstar category median and benchmark. It was noted for the period since inception ARMC outperformed its benchmark but underperformed its peer group median and category median. The Trustees concluded ARMC’s performance was satisfactory.

ARME. The Trustees discussed the report prepared by Broadridge and reviewed ARME’s performance as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year and since inception periods ended April 30, 2020. The Trustees noted that ARME outperformed its Morningstar category median and Broadridge peer group median for each period and out-performed its benchmark for the one year and three year periods, noting ARME ranked first in its peer group for the one and since inception periods and in the first quartile for its category for the one and since inception periods. The Trustees concluded ARME’s performance was satisfactory.

ARMG. The Trustees discussed the report prepared by Broadridge and reviewed ARMG’s performance as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year and since and since inception periods ended April 30, 2020. The Trustees noted that ARMG outperformed its Morningstar category median and Broadridge peer group median for both periods, ranking first in its peer group for the one and since inception periods and in the first quartile for its category for the one and since inception periods. The Trustees further noted it outperformed its Index benchmark for both periods. The Trustees concluded ARMG’s performance was satisfactory.

ARMM. The Trustees discussed the report prepared by Broadridge and reviewed ARMM’s performance as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended April 30, 2020. The Trustees noted that ARMM underperformed its Morningstar category median and peer group median for the one year period underperformed its Morningstar category median and was in line with its peer group median for the three year period. For the period since inception, the Trustees noted that ARMM outperformed its peer group median and underperformed its Morningstar category median and its benchmark index. The Trustees concluded ARMM’s performance was not unsatisfactory.

Fees and Expenses.

ARMC. The Trustees evaluated ARMC’s advisory fee, noting that the advisory fee of 1.60% was higher than the Broadridge peer group average and median, and higher than the Morningstar category average and median. The Trustees discussed ARMC’s net expense ratio and noted that it was higher than its peer group average and median. They further noted that ARMC’s net expense ratio was higher than its assigned Morningstar category average and median. The Trustees considered that ACMG had an expense limitation in place with respect to the Fund and considered that ACMG’s assertion that ARMC’s net expense ratio included expenses that contribute to a higher expense ratio relative to ARMC’s peers which do not use a fund of funds structure. The Trustees concluded that ARMC’s advisory fee was not unreasonable.

ARME. The Trustees evaluated the ARME’s advisory fee, noting that the advisory fee of 1.60% was higher than the Broadridge peer group average and median, and higher than the Morningstar category average and median. The Trustees discussed ARME’s net expense ratio and noted that it was also higher than its peer group average and median. They further noted that ARME’s net expense ratio was higher that its assigned Morningstar category average and median. The Trustees considered that ACMG had an expense limitation in place with respect to ARME. The Trustees further considered ACMG’s assertion that ARME’s net expense ratio included expenses that contribute to a higher expense ratio relative to ARME’s peers which do not use a fund of funds structure. The Trustees concluded that ARME’s advisory fee was not unreasonable.

ARMG. The Trustees evaluated ARMG’s advisory fee, noting that the advisory fee of 1.60% was higher than the Broadridge peer group average and median, and higher than the Morningstar category average and median but not the highest in its category. The Trustees discussed ARMG’s net expense ratio and noted that it was also higher than its peer group and Morningstar category average and median but not the highest in the category. The Trustees considered that ACMG had an expense limitation in place with respect to ARMG. The Trustees further considered ACMG’s assertion that ARMG’s net expense ratio included expenses that contribute to a higher expense ratio relative to ARMG’s peers which do not all use a fund of funds structure. The Trustees concluded that ARMG’s advisory fee was not unreasonable.

ARMM. The Trustees evaluated ARMM’s advisory fee, noting that the advisory fee of 1.60% was the highest in its Broadridge peer group, and higher than the Morningstar category average and median. The Trustees discussed ARMM’s net expense ratio and noted that it was higher than its peer group average and median. They further noted that ARMM’s net expense ratio was higher that its assigned Morningstar category average and median. The Trustees considered that ACMG had an expense limitation in place with respect to ARMM and considered that ACMG’s assertion that ARMM’s net expense ratio included expenses that contribute to a higher expense ratio relative to ARMM’s peers which do not use a fund of funds structure. The Trustees concluded that ARMM’s advisory fee was not unreasonable.

Profitability. The Trustees considered the level of profits that could be expected to accrue to ACMG with respect to each Fund based on profitability reports and profitability analyses provided by ACMG with respect to each Fund. The Trustees also reviewed the selected financial information of ACMG provided by ACMG. After review and discussion, the Trustees concluded that the anticipated profit from ACMG’s relationship with each of the Funds was not excessive.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated its willingness to discuss the matter of considering breakpoints with the Trustees as each Fund grows and anticipated realizing economies of scale once each Fund reached greater assets. The Trustees agreed that the absence of breakpoints at this time was acceptable.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the ACMG Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fees were not unreasonable and that renewal of the ACMG Advisory Agreement was in the best interests of the shareholders of ARMC, ARME, ARMG and ARMM.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended August 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 – $48,800

2019 – $48,800

(b)	Audit-Related Fees

2020 – None

2019 – None

(c)	Tax Fees

2020 – $10,000

2019 – $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                         2020 2019

Audit-Related Fees:      0.00% 0.00%

Tax Fees:                        0.00% 0.00%

All Other Fees:               0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $10,000

2019 - $10,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/5/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/5/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/5/20